Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted net loss per share attributable to common stockholders [Abstract]
Net loss (numerator)	$ (6,880)	$ (8,977)	$ (9,964)	$ (31,936)
Weighted average shares outstanding (denominator)	75,630	76,789	76,431	69,186
Basic and diluted net loss per share	$ (0.09)	$ (0.12)	$ (0.13)	$ (0.46)